united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1. Schedule of Investments.

Core Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Principal				Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 94.4%
	U.S. TREASURY BILLS - 94.4%
$4,700,000	United States Treasury Bill (a)			0.00%	2/6/2020	$ 4,693,214
4,800,000	United States Treasury Bill (a)			0.00%	2/27/2020	4,788,763
5,200,000	United States Treasury Bill (a)			0.00%	3/26/2020	5,181,766
2,000,000	United States Treasury Bill (a)			0.00%	4/9/2020	1,991,723
4,700,000	United States Treasury Bill (a)			0.00%	4/23/2020	4,677,661
4,500,000	United States Treasury Bill (a)			0.00%	6/4/2020	4,470,519
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,787,115)					25,803,646

	TOTAL INVESTMENTS (Cost - $25,787,115) - 94.4%					$ 25,803,646
	CASH AND OTHER ASSETS LESS LIABILITIES - 5.6%					1,543,421
	NET ASSETS - 100.0%					$ 27,347,067

(a) Securities are pledged as collateral for swap contracts.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity (1)	Notional Amount at December 31, 2019	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
238,428	MSALP84X INDEX	$ 23,121,147	1-Month USD_LIBOR + 8 bp	11/23/2020	Morgan Stanley	$ -

	LIBOR - London Interbank Offered Rate
(1)	For information regarding the underlying swap positions, refer to the Additional Information Section that begins on the next page.

Core Market Neutral Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)
MORGAN STANLEY SWAP
December 31, 2019

Shares	Security	Value

	COMMON STOCK - 109.1%
	AUSTRALIA - 2.2%
6,140	BHP Group Ltd.	$ 167,983
44,374	Fortescue Metals Group Ltd.	333,450
		501,433
	BELGIUM - 2.1%
2,632	Ageas SA	155,639
14,228	Euronav	178,419
2,036	KBC Group N.V.	153,260
		487,318
	BERMUDA - 1.4%
5,199	Axalta Coating Systems	158,050
6,698	KBC Group N.V.	152,982
		311,032
	CAYMAN ISLANDS - 1.1%
10,837	Melco Resorts & Entertainment Ltd.	261,930

	FINLAND - 1.6%
4,571	Cargotec Oyj	155,160
14,028	Kemira Oyj	208,798
		363,958
	FRANCE - 9.1%
5,979	Bureau Veritas	156,108
1,806	Capgemini SE	220,766
6,525	Compagnie de Saint-Gobain S.A.	267,337
1,966	Danone S.A.	163,085
1,328	Eiffage S.A.	152,049
4,108	Klepierre	156,090
2,367	Legrand Promesses	193,001
1,396	Michelin Group	170,961
1,101	Orpea Groupe	141,260
5,767	Plastic Omnium	161,189
22,850	Television Francaise S.A.	189,804
1,324	Trigano Finance	139,850
		2,111,500
	GERMANY - 6.6%
1,591	Allianz SE	390,040
3,574	BASF SE Namens-Aktien o.N.	270,196
2,287	Fielmann AG	184,835
3,478	Fresenius Medical Care AG & Co.	257,511
2,364	Merck KGaA	279,556
1,036	SAP SE	139,921
		1,522,059
	JAPAN - 11.3%
6,100	Azbil Corp.	173,163
4,700	Dip Corp.	139,908
10,600	Haseko Corp.	143,479
3,400	Nippon Paint Holdings Co. Ltd.	176,453
5,700	Nippon Telegraph and Telephone Corp.	144,605
2,300	Rohm Semiconductor	185,820
4,100	Rorze Corp.	164,490
2,800	Screen Holdings Co., Ltd.	192,979
7,700	Sekisui House	165,337
2,300	Shionogia & Co., Ltd.	143,217
10,100	Sumitomo Corp.	150,931
40,500	Sumitomo Chemical Co., Ltd.	185,590
1,300	Tokyo Electron Ltd.	286,197
8,000	Toppan Printing Co., Ltd.	166,441
2,900	Toyota Motor Corp.	205,849
		2,624,459
	MARSHALL ISLANDS - 1.1%
15,652	Dorian LPG Ltd.	242,293

	NETHERLANDS - 2.2%
4,606	Aalberts N.V.	206,861
36,367	Aegon N.V.	166,023
5,828	Koninklijke Ahold N.V.	145,852
		518,736

Core Market Neutral Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited) (Continued)
MORGAN STANLEY SWAP
December 31, 2019

Shares	Security	Value

	COMMON STOCK - 109.1% (Continued)
	SPAIN - 1.3%
3,879	Royal Dutch Shell PLC	$ 155,226
10,004	United Utilities Group PLC	156,427
		311,653
	SWEDEN - 0.8%
9,281	Micronic Laser Systems AB	183,517

	SWITZERLAND - 5.1%
2,425	Adecco Group	153,311
3,610	Logitech International S.A.	170,854
1,445	Novartis International AG	136,827
703	Schindler Group	178,736
2,138	Sulzer Ltd.	238,451
1,732	TE Connectivity Ltd.	165,995
773	Zurich Airport	141,053
		1,185,227
	UNITED KINGDOM - 8.0%
12,713	Antofagasta PLC	154,403
19,131	BAE Systems PLC	143,142
6,014	BHP Group Ltd.	141,558
25,510	BP PLC	159,374
4,321	BP PLC	163,075
47,793	G4S PLC	138,024
5,983	Imperial Brands PLC	148,137
14,850	Inchcape PLC	138,888
12,558	Liberty Global PLC	273,702
69,279	Morrison Supermarkets PLC	183,371
2,219	Next PLC	206,303
		1,849,977
	UNITED STATES - 54.4%
1,874	Abbott Laboratories	162,776
2,501	Affiliated Managers Group, Inc.	211,935
4,881	Albany International Corp. - Class A	370,566
3,106	Alliant Energy Corp.	169,960
5,035	Ally Financial, Inc.	153,870
725	Anthem, Inc.	218,972
2,658	Applied Materials, Inc.	162,244
2,282	Atmos Energy Corp.	255,265
3,784	Bank of New York Mellon Corp.	190,449
487	Biogen, Inc.	144,508
7,309	Boyd Gaming Corp.	218,831
156	Cable One	232,201
2,636	Cheniere Energy, Inc.	160,981
3,446	Citigroup, Inc.	275,301
5,448	CMS Energy Corp.	342,352
2,205	Columbia Sportswear Co.	220,919
5,977	Computer Programs & Sytstems, Inc.	157,793
2,408	Conmed Corp.	269,287
507	Costco Wholesale Corp.	149,017
12,673	CVB Financial Corp.	273,483
6,625	E*Trade Financial Corp.	300,576
2,758	General Mills, Inc.	147,718
8,037	Glatfelter	147,077
5,058	H and E Equipment Services, Inc.	169,089
16,778	Halozyme Therapeutics, Inc.	297,474
1,167	HCA Healthcare, Inc.	172,494
9,541	Hewlett Packard Enterprise Co.	151,320
4,498	Ingles Markets, Inc.	213,700
7,856	Inovalon Holdings, Inc.	147,850
2,401	Ionis Pharmaceuticals, Inc.	145,044
3,464	Lennar Corp.	193,257
3,791	MasTec, Inc.	243,231
2,777	Materion Corp.	165,093
2,118	MC Grath Rent Corp.	162,112
1,017	McKesson Corp.	140,671
6,651	Meritage Homes Corp.	406,443
3,480	Neurocrine Biosciences, Inc.	374,065
485	Northrop Grunman Corp.	166,825

Core Market Neutral Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited) (Continued)
MORGAN STANLEY SWAP
December 31, 2019

Shares	Security	Value

	COMMON STOCK - 109.1% (Continued)
	UNITED STATES - 54.4% (Continued)
2,072	Packaging Corp.	$ 232,043
8,059	PennyMac Mortgage Investment Co.	179,635
3,557	Perficient, Inc.	163,871
3,624	Performance Food Group	186,564
1,621	Philip Morris International, Inc.	137,931
1,489	PRA Health Sciences, Inc.	165,502
3,056	Reliance Steel & Aluminum Co.	365,987
1,767	Ross Stores, Inc.	205,714
1,220	Royal Gold, Inc.	149,145
509	S&P Global, Inc.	138,982
2,425	Schien Henry, Inc.	161,796
2,570	Southwest Gas Holdings, Inc.	195,243
4,697	Stifel Financial Corp.	284,873
1,771	Stryker Corp.	371,804
6,259	Taylor Morrison Home Corp.	136,822
537	Thermo Fisher Corp.	174,455
1,125	Visa, Inc. - Class A	211,388
2,831	Voya Financial, Inc.	172,634
1,079	Vulcan Materials Co.	155,365
2,289	Williams-Sonoma, Inc.	168,104
5,397	Xcel Energy, Inc.	342,655
1,968	Yum Brands, Inc.	198,237
		12,583,499
	VIRGINS ISLANDS - 0.8%
7,833	Nomad Holdings Ltd.	175,224

	TOTAL COMMON STOCK (Cost - $25,724,368)	$ 25,233,815

	SECURITIES SOLD SHORT* - 116.3%
	AUSTRALIA - 1.4%
12,226	Mineral Resoucres Ltd.	141,805
30,233	Pendal Group Ltd.	182,557
		324,362
	BELGIUM - 0.9%
4,201	Umicore NV	204,469

	BERMUDA - 1.2%
7,522	Hiscox Ltd.	141,898
3,486	James River Group Holdings Ltd.	143,658
		285,556
	BRAZIL - 1.9%
14,295	TIM Participacoes S.A. - ADR	273,177
12,880	Vale S.A. - ADR	170,016
		443,193
	CANADA - 0.9%
6,468	Canadian Natural Resources Ltd.	209,240

	CAYMAN ISLANDS - 1.7%
7,282	JinkoSolar Holding Co., Ltd.	163,772
4,795	TAL Education Group	231,119
		394,891
	FRANCE - 5.5%
1,299	Air Liquide S.A.	184,016
5,575	AXA S.A.	157,137
295	Kering S.A.	193,782
1,155	Pernod Ricard S.A.	206,660
3,979	Societe Generale S.A.	138,526
4,434	Total S.A.	244,877
2,298	Ubisoft Entertainment S.A.	158,846
		1,283,844
	GERMANY - 6.1%
1,227	Bechtle AG	172,439
23,488	Deutsche Bank AG	182,369
2,566	Fresenius SE & Co.	144,535
1,618	Henkel AG & Co.	167,454
32,115	Klockner & Co. SE	226,388
1,187	MorphoSys AG	168,949
8,320	Salzgitter AG	184,543
1,171	Siemens AG	153,186
		1,399,863

Core Market Neutral Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited) (Continued)
MORGAN STANLEY SWAP
December 31, 2019

Shares	Security	Value

	SECURITIES SOLD SHORT* - 116.3%
	INDIA - 0.7%
10,221	Icici Bank Ltd.	$ 154,235

	IRELAND - 1.8%
6,155	Pentair PLC	282,330
9,148	Prothena Corp. PLC	144,813
		427,143
	JAPAN - 13.8%
5,400	Capcom Co., Ltd.	150,559
8,700	DeNa Co., Ltd.	140,497
9,400	Descente Ltd.	178,788
4,800	Digital Garage, Inc.	202,512
7,100	Fuijitsu General America, Inc.	160,652
4,300	Giken Ltd.	199,420
14,600	Hino Motors Ltd.	156,110
5,400	HIS International Tours, Inc.	155,776
16,900	Hitachi Metals America Ltd.	250,837
9,100	JGC Holdings Corp.	146,957
4,900	Kobe Bussan Co., Ltd.	169,082
8,900	MinebeaMitsumi, Inc.	186,476
8,800	Nippon Chemi-Con	170,048
9,200	Ryohin Keikaku Co., Ltd.	216,381
4,900	Sanken Electric Co., Ltd.	151,272
3,491	Sony Corp.	237,388
6,000	Toyoda Gosei Co., Ltd.	151,553
4,800	Unicharm Corp.	163,423
		3,187,731
	LUXEMBOURG - 0.8%
3,946	Millicom International Cellular S.A.	189,100

	NETHERLANDS - 4.0%
1,553	Heineken N.V.	165,469
3,775	Koninklijke Philips N.V.	184,220
4,723	Koninklijke Philips N.V.	230,724
5,403	STMicroelectronics	145,375
4,526	Yandex N.V.	196,836
		922,624
	NORWAY - 1.3%
4,677	Aker BP ASA	153,287
8,849	Grieg Seafood ASA	141,285
		294,572
	PORTUGAL - 0.6%
33,526	Energias de Portugal	145,414

	SOUTH AFRICA - 0.7%
12,011	Mr. Price Group Ltd.	156,774

	SPAIN - 1.8%
86,542	Bankia	184,815
13,288	Siemens Gamesa Renewable Energy S.A.	233,208
		418,023
	SWEDEN - 4.7%
9,619	Castellium B.V.	226,062
3,698	Hemso Fastighets AB	171,132
8,349	Hennes & Mauritz	169,887
8,964	Nibe Industrier AB	155,512
13,742	Tele2 AB	199,427
9,594	Trellaborg AB	172,744
		1,094,764
	SWITZERLAND - 3.4%
5,863	ABB Group Ltd.	141,240
7,428	ABB Group Ltd.	179,266
406	Swisscom AG	214,918
2,412	U-Blox AG	243,604
		779,028
	UNITED KINGDOM - 2.7%
12,052	Bodycote PLC	151,995
10,688	IMI PLC	166,934
2,089	Intertek Group PLC	161,948
3,559	Spectric PLC	137,012
		617,889

Core Market Neutral Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited) (Continued)
MORGAN STANLEY SWAP
December 31, 2019

Shares	Security	Value

	SECURITIES SOLD SHORT* -116.3%
	UNITED STATES - 60.4%
3,267	Acceleron Pharma, Inc.	$ 173,216
668	Adobe, Inc.	220,313
6,354	Agios Pharmaceuticals, Inc.	303,404
877	Align Technology, Inc.	244,718
794	Autodesk, Inc.	145,667
9,193	Banc of California, Inc.	157,936
7,156	Bank of America Corp.	252,034
629	Becton Dickinson & Co.	171,069
3,073	Bottomline Technologies	164,713
2,633	Capital One Financial Corp.	270,962
3,172	Centene Corp.	199,424
2,158	Commerce Bancshares, Inc.	146,615
3,105	Concho Resources, Inc.	271,905
9,657	Darling International, Inc.	271,169
2,444	Emerson Electric Co.	186,379
6,916	Epizyme, Inc.	170,134
4,341	Esperion Therapeutics, Inc.	258,854
1,953	Fidelity National Informational Services	271,643
6,261	FormFactor, Inc.	162,598
15,252	Freeport-McMoran, Inc.	200,106
2,344	Globe Life, Inc.	246,706
7,367	Halliburton Company	180,270
1,318	Hasbro, Inc.	139,194
1,355	Howard Hughes Corp.	171,814
651	Humana, Inc.	238,605
2,941	Hyatt Hotels Corp.	263,837
1,461	Illinois Tool Works, Inc.	262,439
40,172	Infinera Corp.	318,966
2,368	Intercept Pharmaceuticals, Inc.	293,443
18,292	Ironwood Pharmaceuticals, Inc.	243,467
2,443	ITT Corp.	180,562
1,621	Kellogg & Co.	236,455
3,207	Kellogg & Co.	221,796
5,781	Kroger Co.	167,591
1,713	Marriott International, Inc.	259,400
2,454	Marsh & McLennan Companies	273,400
4,389	Merit Medical Systems, Inc.	137,025
9,698	MGM Resorts International	322,652
1,276	Microsoft Corp.	201,225
1,254	Monolithic Power Systems, Inc.	223,237
701	Moodys Corp.	166,424
4,251	National Storage Affiliate Trust	142,919
1,163	Nextera Energy, Inc.	281,632
15,235	NN, Inc.	140,924
7,507	Noble Energy, Inc.	186,474
826	Norfolk Southern Corp.	160,351
5,535	Pebblebrook Hotel Trust	148,393
4,206	Red Robin Gourmet Burgers, Inc.	138,882
6,634	Renewable Energy Group, Inc.	178,786
1,273	Rockwell Automation, Inc.	257,999
5,939	Shenandoah Telecommunications Co.	247,122
2,825	Stericycle, Inc.	180,263
1,534	Strategic Education, Inc.	243,753
3,485	Synaptics, Inc.	229,208
424	Tesla, Inc.	177,372
2,031	Thor Industries, Inc.	150,883
4,274	Timken Co.	240,669
379	Transdigm Group, Inc.	212,240
463	Tyler Technologies, Inc.	138,909
3,168	United Fire & Casualty Co.	138,537
1,264	United Rentals, Inc.	210,797
673	UnitedHealth Group, Inc.	197,849
1,347	Varian Medical Systems, Inc.	191,287
3,148	Vicor Corp.	147,075
790	WD 40 Co.	153,371
8,083	Wendys Co. - Class A	179,523
11,015	WPX Energy, Inc.	151,346
3,226	Zillow Group, Inc. - Class C	148,202
		13,966,133

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $25,246,186)	$ 26,898,848

* Non-income producing security.
ADR - American Depository Receipt
PLC - Public Limited Company

Swap:
The Fund holds a total return swap with Morgan Stanley Capital Services LLC. The swap provides exposure to the daily returns of a reference asset managed by Campbell & Co., LLC, less 0.35% per annum, in a market neutral strategy. According to the terms of the swap, the Adviser may increase or decrease this exposure on a daily basis. As of December 31, 2019, the Fund was subject to a base rate of one month USD LIBOR plus 8 bp. The reference asset account participates in an offsetting cash yield at the rate of one month LIBOR. The swap agreement contract was initially entered into as of December 17, 2018 (initial notional investment of $11,500,000), and has a two year swap duration, which may be increased, or decreased daily, and extended at any time.

Core Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Swaps are valued based on the daily price reported from the counterparty or pricing agent. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
Core Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps disclosed in the Portfolio of Investments at December 31, 2019 are a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund's assets measured at fair value:

Assets:	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ -	$ 25,803,646	$ -	$ 25,803,646
Total	$ -	$ 25,803,646	$ -	$ 25,803,646
The Fund did not hold any Level 3 securities during the period.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 25,787,115	$ 16,624	$ (93)	$ 16,531

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 2/26/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 2/26/20

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 2/26/20